Intangible Assets, Net	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 10 – Intangible assets, net

Intangible assets consist of the following:

	June 30, 2019	June 30, 2018
Software	$12,540	$-
Less: accumulated depreciation and amortization	(2,299)	-
Total	$10,241	$-

Amortization expense for the years ended June 30, 2019, 2018 and 2017 amounted to $2,318, $0 and $0, respectively.